Revenue - Summary of Movement in Contract Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of contract liabilities [line items]
Contract liabilities	$ 25,453	$ 27,037
Payments in advance of services [member]
Disclosure of contract liabilities [line items]
Contract liabilities	18,534	20,416
Advance billings [member]
Disclosure of contract liabilities [line items]
Contract liabilities	6,560	6,307
Others [member]
Disclosure of contract liabilities [line items]
Contract liabilities	$ 359	$ 314